Long-Term Debt, Short-Term Debt, and Financing Arrangements - Aggregate Maturities (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 23
2019	31
2020	36
2021	41
2022	515
Tranche Term Facility [Member]
Debt Instrument [Line Items]
2018	$ 20